Intangible Assets Not Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 9,858	¥ 8,844
Trademark
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	9,856	8,842
Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 2	¥ 2